Consolidated Balance Sheets Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	34,965	34,965	0
Preferred stock, shares outstanding (in shares)	34,965	34,965	0
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	20,460,533	22,155,271	21,577,650
Common stock, shares outstanding (in shares)	20,446,811	22,155,271	21,577,650